TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Schedule of loss before income taxes

	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Non – PRC	(142,750)	5,451	45,211	6,555
PRC	(298,903)	(534,688)	(885,107)	(128,327)
	(441,653)	(529,237)	(839,896)	(121,772)

Schedule of current and deferred components of the income tax expense (benefit)

	For the Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current tax expense (benefit)	(24,047)	4,115	(8,765)	(1,271)
Deferred tax benefit	(13,577)	(10,680)	(62,141)	(9,009)
	(37,624)	(6,565)	(70,906)	(10,280)

Schedule of reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT

	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Loss before income taxes	(441,653)	(529,237)	(839,896)	(121,772)
Income tax computed at the tax rate of 25%	(110,413)	(132,309)	(209,974)	(30,443)
Effect of different tax rates in different jurisdictions	10,715	2,798	(20,584)	(2,983)
Non-deductible expenses	74,225	(10,502)	21,543	3,123
Non-taxable income	(78,447)	9,183	(55,705)	(8,076)
Statutory income (expense)	(2,544)	3,994	25,419	3,685
Interest and penalty	(465)	(12,918)	(7,254)	(1,052)
Deferred tax expense	(2,314)	(13,953)	7,056	1,023
Changes of valuation allowance	71,545	142,806	168,102	24,372
Withholding tax	74	4,336	491	71
	(37,624)	(6,565)	(70,906)	(10,280)

Schedule of components of deferred taxes

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax asset
Net operating loss*	216,902	357,483	51,830
Foreign exchange loss	7,679	1,330	193
Depreciation and amortization	10,479	22,535	3,267
Property, plant and equipment impairment	6,997	6,997	1,014
Deposits for non-current assets	18,475	18,475	2,679
Allowance for net investment in financing lease	5,137	5,137	745
Allowance for doubtful accounts	14,013	14,746	2,138
Lease liabilities	56,673	58,901	8,540
Other long-term assets	92,261	104,912	15,211
Equity investment	7,574	7,553	1,095
Others	7,971	13,728	1,990
Total deferred tax assets	444,161	611,797	88,702
less: Valuation allowance**	(396,919)	(565,022)	(81,920)
Net deferred tax assets	47,242	46,775	6,782

Deferred tax liabilities
Equity investment	(287)	(1,170)	(170)
Property, plant and equipment	(1,428)	(1,682)	(244)
Disposal of Beijing Century Friendship	(3,126)	(3,126)	(453)
Intangible assets	(156,189)	(81,336)	(11,793)
Right-of-use assets	(48,259)	(46,873)	(6,796)
Capitalized interest	(19,179)	(19,179)	(2,781)
Others	(3,198)	(5,986)	(867)

Total deferred tax liabilities	(231,666)	(159,352)	(23,104)

Deferred tax assets, net	—	—	—

Deferred tax liabilities, net	(184,424)	(112,577)	(16,322)

*     As of December 31, 2022, the Group had net operating losses from several of its PRC and oversea entities of RMB839,896 (US$121,772), which can be carried forward to offset future taxable profit. As per filed tax returns, the net operating loss from PRC entities will expire between 2023 to 2027. For the net operating loss from overseas entities, there is no limitation of expiration according to the statute of Hong Kong and US.

**   The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

Schedule of movement of valuation allowance

	For the Year Ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance at the beginning of year	(257,579)	(396,919)	(57,548)
Change of valuation allowance in the current year	(139,340)	(168,103)	(24,372)
Balance at the end of year	(396,919)	(565,022)	(81,920)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest

	For the Years Ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance at the beginning of year	65,093	81,901	11,875
Changes based on tax positions related to the current year	19,766	322	47
Additions related to prior year tax position	8,692	1,072	155
Decreases related to prior year tax position	(7,580)	(6,617)	(959)
Decrease related to disposal of CMSI	—	(7,861)	(1,140)
Decreases relating to expiration of applicable statute of limitation	(3,322)	(3,572)	(518)
Foreign currency translation	(748)	1,927	279
Balance at the end of year	81,901	67,172	9,739